UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET INSTITUTIONAL CASH RESERVES

FORM N-Q

MAY 31, 2017

Notes to Schedule of Investments (unaudited)

Investments in Liquid Reserves Portfolio, at value $1,355,448,002.

1. Organization and significant accounting policies

Western Asset Institutional Cash Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (5.63% at May 31, 2017) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.0%
Bank Notes - 0.4%
Bank of America N.A.	1.375%	8/1/17	$100,000,000	$99,998,408

Certificates of Deposit - 38.1%
Abbey National Treasury Services PLC	0.910%	6/6/17	170,755,000	170,753,634
Bank of Montreal	1.383%	6/7/17	176,000,000	176,016,157	(a)
Bank of Montreal	1.140%	6/22/17	189,300,000	189,308,166
Bank of Montreal	1.433%	8/7/17	243,000,000	243,183,028	(a)
Bank of Montreal	1.530%	11/22/17	22,000,000	22,040,387	(a)
Bank of Nova Scotia	1.363%	6/8/17	185,000,000	185,018,506	(a)
Bank of Tokyo-Mitsubishi UFJ NY	1.390%	10/26/17	248,000,000	248,103,714
BNP Paribas NY Branch	1.443%	7/6/17	254,500,000	254,633,951	(a)
BNP Paribas NY Branch	1.390%	11/17/17	54,500,000	54,508,251
BNP Paribas NY Branch	1.630%	11/22/17	22,000,000	22,052,264	(a)
Canadian Imperial Bank of Commerce	1.332%	5/25/18	160,000,000	160,017,446	(a)
Chase Bank USA N.A.	1.374%	7/10/17	100,000,000	100,049,483	(a)
Citibank N.A.	1.070%	6/2/17	242,010,000	242,012,294
Credit Suisse NY	1.694%	7/10/17	168,500,000	168,644,332	(a)
Credit Suisse NY	1.320%	10/27/17	179,000,000	179,020,999	(a)
Credit Suisse NY	1.224%	11/7/17	82,000,000	81,989,251	(a)
Credit Suisse NY	1.921%	11/17/17	22,000,000	22,063,935	(a)
KBC Bank NV	0.920%	6/6/17	191,755,000	191,753,401
KBC Bank NV	1.170%	6/23/17	233,400,000	233,425,298
KBC Bank NV	1.120%	7/12/17	90,000,000	90,009,274
KBC Bank NV	1.140%	7/25/17	15,000,000	15,001,986
KBC Bank NV	1.140%	7/26/17	100,000,000	100,013,330
Landesbank Hessen-Thuringen	0.910%	6/2/17	50,000,000	49,999,969
Landesbank Hessen-Thuringen	0.920%	6/6/17	32,755,000	32,754,978
Landesbank Hessen-Thuringen	1.120%	6/13/17	49,000,000	49,003,339
Lloyds Bank PLC	1.474%	7/10/17	442,000,000	442,267,777	(a)
Lloyds Bank PLC	1.349%	8/14/17	140,000,000	140,105,703	(a)
Lloyds Bank PLC	1.183%	10/26/17	100,000,000	100,020,228	(a)
Mitsubishi UFJ Trust & Banking NY	1.614%	6/9/17	242,000,000	242,042,328	(a)
Mitsubishi UFJ Trust & Banking NY	1.274%	10/10/17	118,000,000	118,048,005	(a)
Mizuho Bank Ltd.	1.609%	7/24/17	150,000,000	150,141,246	(a)
Mizuho Bank Ltd.	1.451%	8/17/17	180,000,000	180,177,275	(a)
Mizuho Bank Ltd.	1.300%	8/24/17	18,450,000	18,457,739
Mizuho Bank Ltd.	1.330%	9/21/17	245,000,000	245,131,876	(a)
Mizuho Bank Ltd.	1.350%	11/17/17	35,000,000	35,003,663
National Australia Bank of NY	1.472%	12/5/17	47,000,000	47,086,447	(a)
Natixis NY	1.270%	9/22/17	45,000,000	45,013,012	(a)
Norinchukin Bank	1.533%	7/26/17	100,000,000	100,084,746	(a)
Norinchukin Bank	1.345%	9/1/17	128,000,000	128,111,044	(a)
Norinchukin Bank	1.340%	9/5/17	12,600,000	12,604,796
Norinchukin Bank	1.324%	9/11/17	95,000,000	95,080,247	(a)
Norinchukin Bank	1.324%	9/25/17	145,000,000	145,112,101	(a)
Norinchukin Bank	1.264%	10/10/17	100,000,000	100,063,364	(a)
Rabobank Nederland NY	1.329%	9/11/17	179,000,000	179,156,913	(a)
Royal Bank of Canada	1.369%	6/12/17	77,000,000	77,011,524	(a)
Royal Bank of Canada	1.417%	6/23/17	30,000,000	30,009,135	(a)
Royal Bank of Canada	1.433%	8/4/17	258,025,000	258,243,893	(a)

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Certificates of Deposit - (continued)
Royal Bank of Canada	1.190%	9/20/17	$280,000,000	$280,109,754	(a)
Societe Generale	1.329%	8/14/17	110,000,000	110,080,306	(a)
Standard Chartered Bank	1.130%	6/16/17	479,550,000	479,587,438
Standard Chartered Bank	1.614%	7/10/17	132,000,000	132,101,346	(a)
Standard Chartered Bank	1.330%	9/22/17	300,000,000	300,134,127	(a)
Sumitomo Mitsui Banking Corp.	1.592%	7/5/17	50,000,000	50,031,108	(a)
Sumitomo Mitsui Banking Corp.	1.593%	7/6/17	95,000,000	95,060,266	(a)
Sumitomo Mitsui Banking Corp.	1.524%	7/25/17	100,000,000	100,075,308	(a)
Sumitomo Mitsui Banking Corp.	1.263%	10/6/17	50,000,000	50,019,786	(a)
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.920%	6/6/17	300,000,000	300,001,698
Sumitomo Mitsui Trust & Banking Co., Ltd.	1.000%	6/26/17	100,000,000	100,004,333
Sumitomo Mitsui Trust & Banking Co., Ltd.	1.573%	7/6/17	447,000,000	447,274,637	(a)
Sumitomo Mitsui Trust & Banking Co., Ltd.	1.333%	9/7/17	105,000,000	105,056,040	(a)
Toronto Dominion Bank NY	1.379%	7/11/17	323,000,000	323,167,937	(a)
UBS AG	1.120%	10/20/17	124,000,000	124,001,551	(a)

Total Certificates of Deposit				9,167,056,070

Commercial Paper - 28.2%
Abbey National Treasury Services PLC	0.810%	6/1/17	73,500,000	73,498,075	(b)
ABN AMRO Funding USA LLC	1.123%	6/15/17	129,110,000	129,051,578	(b)(c)
ABN AMRO Funding USA LLC	1.205%	8/3/17	60,000,000	59,877,440	(b)(c)
ABN AMRO Funding USA LLC	1.227%	8/7/17	42,390,000	42,297,199	(b)(c)
ABN AMRO Funding USA LLC	1.410%	9/6/17	71,875,000	71,634,534	(b)(c)
ABN AMRO Funding USA LLC	1.400%	10/6/17	135,000,000	134,377,920	(b)(c)
ABN AMRO Funding USA LLC	1.380%	10/20/17	50,000,000	49,738,878	(b)(c)
ABN AMRO Funding USA LLC	1.380%	11/2/17	45,000,000	44,738,437	(b)(c)
ANZ New Zealand International Ltd.	1.335%	6/1/17	17,000,000	17,000,205	(a)(c)
ANZ New Zealand International Ltd.	1.363%	6/6/17	135,000,000	135,010,218	(a)(c)
ANZ New Zealand International Ltd.	1.364%	6/9/17	93,000,000	93,010,458	(a)(c)
ANZ New Zealand International Ltd.	1.322%	5/29/18	71,000,000	71,000,000	(a)(c)
ASB Finance Ltd.	1.187%	8/7/17	44,250,000	44,172,351	(b)(c)
ASB Finance Ltd.	1.187%	8/8/17	99,000,000	98,823,342	(b)(c)
Bank Nederlandse Gemeenten NV	0.920%	6/1/17	108,000,000	107,997,195	(b)(c)
Bank Nederlandse Gemeenten NV	0.930%	6/6/17	100,000,000	99,984,200	(b)(c)
Bank of Nova Scotia	1.472%	11/22/17	17,000,000	17,024,408	(a)(c)
BNP Paribas Fortis SA	0.810%	6/1/17	35,530,000	35,529,072	(b)
BNP Paribas NY Branch	1.133%	6/20/17	240,000,000	239,874,667	(b)
BNZ International Funding Ltd.	1.364%	6/9/17	118,000,000	118,013,269	(a)(c)
Caisse des Depots et Consignations	1.123%	6/26/17	289,000,000	288,803,174	(b)(d)
Caisse des Depots et Consignations	1.144%	8/1/17	15,000,000	14,973,882	(b)(d)
Canadian Imperial Bank of Commerce	1.384%	7/10/17	242,000,000	242,124,020	(a)(c)
Canadian Imperial Bank of Commerce	1.433%	8/8/17	365,000,000	365,326,544	(a)(c)
Commonwealth Bank of Australia	1.344%	11/27/17	22,000,000	22,038,158	(a)(c)
Credit Agricole Corporate and Investment Bank	0.840%	6/1/17	24,600,000	24,599,350	(b)
Danske Corp.	1.329%	8/14/17	84,250,000	84,032,354	(b)(c)
DBS Bank Ltd.	0.930%	6/1/17	180,000,000	179,995,621	(b)(c)
DBS Bank Ltd.	0.880%	6/5/17	199,000,000	198,975,734	(b)(c)
DBS Bank Ltd.	1.123%	8/1/17	100,000,000	99,837,250	(b)(c)
DBS Bank Ltd.	1.143%	8/9/17	74,000,000	73,861,435	(b)(c)
DnB NOR Bank ASA	0.910%	6/2/17	14,900,000	14,899,275	(b)(c)
HSBC USA Inc.	1.149%	2/15/18	125,000,000	125,018,125	(a)(c)

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - (continued)
HSBC USA Inc.	1.364%	2/16/18	$56,410,000	$55,825,987	(b)(c)
ING U.S. Funding LLC	1.483%	8/7/17	125,000,000	125,122,444	(a)
ING U.S. Funding LLC	1.139%	11/15/17	147,570,000	147,549,351	(a)
JPMorgan Securities LLC	1.412%	7/5/17	99,025,000	99,073,097	(a)
JPMorgan Securities LLC	1.154%	7/18/17	100,000,000	99,876,267	(b)
JPMorgan Securities LLC	1.163%	10/26/17	450,000,000	450,054,130	(a)(c)
Landesbank Hessen-Thuringen	1.123%	6/13/17	55,150,000	55,131,499	(b)(c)
Landesbank Hessen-Thuringen	1.258%	8/8/17	95,000,000	94,822,469	(b)(c)
Oversea-Chinese Banking Corp. Ltd.	1.369%	6/12/17	200,000,000	200,029,932	(a)
Oversea-Chinese Banking Corp. Ltd.	1.133%	7/20/17	137,750,000	137,566,334	(b)(c)
Societe Generale	0.790%	6/1/17	474,000,000	473,988,780	(b)(c)
Swedbank	1.164%	8/24/17	150,000,000	149,623,521	(b)
Swedbank	1.164%	8/25/17	170,000,000	169,565,868	(b)
Swedish Export Credit	1.177%	8/8/17	96,000,000	95,828,696	(b)
Toronto Dominion Bank NY	1.133%	6/21/17	245,150,000	245,008,855	(b)(c)
Toronto Dominion Bank NY	1.133%	6/22/17	500,000,000	499,698,415	(b)(c)
UBS AG	1.402%	5/31/18	144,750,000	144,750,000	(a)(c)
United Overseas Bank Ltd.	1.133%	6/14/17	80,000,000	79,972,466	(b)(c)
United Overseas Bank Ltd.	1.156%	7/28/17	28,900,000	28,856,326	(b)(c)
Westpac Banking Corp.	1.491%	11/17/17	22,000,000	22,040,834	(a)(c)

Total Commercial Paper				6,791,523,639

Corporate Bonds & Notes - 0.0%
UBS AG, Senior Notes	1.615%	6/1/17	5,000,000	5,000,000	(a)

Time Deposits - 26.2%
Bank of Tokyo-Mitsubishi UFJ NY	0.820%	6/1/17	89,795,000	89,795,000
Banque Nationale Du Canada	0.820%	6/1/17	595,000,000	595,000,000
BNP Paribas NY Branch	0.810%	6/1/17	321,500,000	321,500,000
CIBC World Markets Corp.	0.830%	6/1/17	222,500,000	222,500,000
Credit Agricole CIB	0.840%	6/1/17	864,747,000	864,747,000
DNB Bank ASA	0.820%	6/1/17	571,000,000	571,000,000
Natixis SA	0.820%	6/1/17	833,000,000	833,000,000
Nordea Bank AB	0.820%	6/1/17	731,000,000	731,000,000
Skandinaviska Enskilda Banken AB	0.830%	6/1/17	905,000,000	905,000,000
Svenska Handelsbanken AB	0.820%	6/1/17	535,000,000	535,000,000
Swedbank AB	0.820%	6/1/17	633,000,000	633,000,000

Total Time Deposits				6,301,542,000

Repurchase Agreements - 7.1%
Bank of America Corp. tri-party repurchase agreement dated 10/17/16; Proceeds at maturity - $400,518,000; (Fully collateralized by various U.S. government agency obligations, corporate bonds & notes, municipal bonds and money market instruments, 0.000% to 3.394% due 6/1/17 to 7/1/47; Market value - $412,872,876)	1.110%	7/12/17	400,000,000	400,000,000

Bank of America Corp. tri-party repurchase agreement dated 1/26/17; Proceeds at maturity - $350,453,250; (Fully collateralized by various U.S. government agency obligations, corporate bonds & notes, municipal bonds and money market instruments, 0.000% to 7.500% due 6/1/17 to 11/17/45; Market value - $367,826,439)	1.110%	7/12/17	350,000,000	350,000,000

Mitsubishi UFJ Trust & Banking Corp. tri-party repurchase agreement dated 4/4/17; Proceeds at maturity - $200,275,333; (Fully collateralized by various corporate bonds and notes, 1.375% to 9.750% due 1/15/18 to 5/30/47; Market value - $213,540,748)	1.180%	7/12/17	200,000,000	200,000,000

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Repurchase Agreements - (continued)
Mitsubishi UFJ Trust & Banking Corp. tri-party repurchase agreement dated 4/4/17; Proceeds at maturity - $100,137,667; (Fully collateralized by various municipal bonds, 3.063% to 7.747% due 7/1/25 to 5/15/47; Market value - $105,119,802)	1.180%	7/12/17	$100,000,000	$100,000,000

RBC Capital Markets; tri-party repurchase agreement dated 2/8/17; Proceeds at maturity - $150,211,750; (Fully collateralized by various municipal bonds, 0.000% to 7.350% due 7/1/17 to 10/15/57; Market value - $157,500,001)	1.210%	7/12/17	150,000,000	150,000,000

RBC Capital Markets; tri-party repurchase agreement dated 4/4/17; Proceeds at maturity - $200,294,000; (Fully collateralized by various corporate bonds & notes 0.000% to 9.700% due 2/5/18 to 10/13/55; Market value - $212,808,894)	1.260%	7/12/17	200,000,000	200,000,000

Wells Fargo Bank N.A. tri-party repurchase agreement dated 5/31/17; Proceeds at maturity - $300,008,417; (Fully collateralized by various corporate bonds & notes, 0.875% to 3.875% due 4/10/18 to 10/27/26; Market value - $306,000,001)	1.010%	6/1/17	300,000,000	300,000,000

Total Repurchase Agreements				1,700,000,000

TOTAL INVESTMENTS - 100.0% (Cost - $24,059,880,697#)				24,065,120,117
Other Assets in Excess of Liabilities - 0.0%				9,550,112

TOTAL NET ASSETS - 100.0%				$24,074,670,229

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Rate shown represents yield-to-maturity.

(c)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At May 31, 2017, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Prior to October 11, 2016, in accordance with Rule 2a-7, money market instruments were valued at amortized cost, which approximated market value. This method involved valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost was subject to its compliance with certain conditions as specified by Rule 2a-7.

Effective October 11, 2016, the valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to beunreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-Term Investments†	—	$24,065,120,117	—	$24,065,120,117

†	See Schedule of Investments for additional detal categorizations.

2. Investments

At May 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,342,427
Gross unrealized depreciation	(103,007)

Net unrealized appreciation	$5,239,420

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 21, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 21, 2017